Average Annual Total Returns - First Trust Mega Cap AlphaDEX Fund	First Trust Mega Cap AlphaDEX Fund 1 Year	First Trust Mega Cap AlphaDEX Fund 5 Years	First Trust Mega Cap AlphaDEX Fund Since Inception	First Trust Mega Cap AlphaDEX Fund Inception Date	First Trust Mega Cap AlphaDEX Fund After tax on distributions 1 Year	First Trust Mega Cap AlphaDEX Fund After tax on distributions 5 Years	First Trust Mega Cap AlphaDEX Fund After tax on distributions Since Inception	First Trust Mega Cap AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Mega Cap AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Mega Cap AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	Nasdaq AlphaDEX® Mega Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq AlphaDEX® Mega Cap Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq AlphaDEX® Mega Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US 500 Large Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq US 500 Large Cap Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq US 500 Large Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 100® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 100® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 100® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	21.20%	8.97%	9.48%	May 11, 2011	20.44%	8.31%	8.88%	12.53%	6.73%	7.38%	22.14%	[1]	[1]	[1]	32.04%	[1]	[1]	[1]	32.21%	12.12%	13.28%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.